LEASE - Schedule of future lease payments (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2023	¥ 48,512	$ 7,034
2024	23,719	3,439
2025	23,702	3,436
2026	23,302	3,378
2027	21,723	3,150
Thereafter	189,280	27,443
Total future lease payments	330,238	47,880
Less: Imputed interest	94,369	13,683
Total lease liability balance	¥ 235,869	$ 34,197